SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITY (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Income Tax Disclosure [Abstract]
Non-capital loss carry-forwards	$ 5,340,578	$ 2,600,561
Property and equipment	(159,673)	(123,561)
Lease liability	180,812	103,789
Convertible debenture	(509,985)
Convertible debenture – derivative liability	2,532,898
Exploration and evaluation asset	359,700
Share issue costs		11,056
Valuation allowance	(7,744,330)	(2,591,845)
Deferred income tax asset (liability)